Schedule of Information about Gains on Sales of Real Estate under Operating Leases Included in Revenues (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Gains on sales of real estate under operating leases	¥ 16,338	¥ 5,872	¥ 5,816